Common Shares	12 Months Ended
Jun. 30, 2012
Common Shares

10. Common Shares

The authorized share capital of the Company consists of an unlimited number of no par value common and preferred shares. At June 30, 2012 there are no preferred shares issued and outstanding.

Pursuant to its Dividend Reinvestment Plan (the “Plan”), the Company issued 1,313,455 and 1,068,418 common shares during the fiscal years ended June 30, 2012 and 2011, respectively. The Plan was established to enable eligible shareholders of the Company to reinvest dividends paid on their common shares to acquire additional common shares of the Company. The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.

During the fiscal year, Company issued 656,297 common shares having an approximate value of $3.3 million in connection with conversions of the Company’s 7.5% Convertible Debentures.

On October 20, 2011, the Company received approval from the TSX to make a normal course issuer bid (“NCIB”) in accordance with the requirements of the exchange for a portion of its common shares up to an aggregate purchase price of Cdn $5.0 million as appropriate opportunities arise from time to time in the 12-month period commencing on October 24, 2011 and ending on October 24, 2012. During the fiscal year, the Company purchased and cancelled 96,300 shares having a value of $0.6 million pursuant to the NCIB.

On March 19, 2012, the Company issued 10,950,000 common shares pursuant to the 2012 Bought Deal for net proceeds of $71.1 million.

On March 23, 2012, the Company issued 1,300,000 common shares in connection with the overallotment option under the 2012 Bought Deal, for net proceeds of $8.5 million.

As of June 30, 2012, the Company has recognized a liability of $10.4 million for dividends declared and payable in July, August and September 2012. As of June 30, 2011, the Company recognized a liability of $3.1 million for dividends declared and payable in July 2011. The Company recognized Cdn $0.65 and Cdn $0.56 in dividends per share in the 2012 fiscal year and the 2011 fiscal year, respectively. The 2012 fiscal year per share amount reflects dividends payable in August and September 2012.

Common shares issued and outstanding are 75,910,320 and 61,786,868 million at June 30, 2012 and 2011, respectively.